Lending Activities - Credit quality of residential mortgages (Details) - USD ($) $ in Millions	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Credit Quality Indicator [Line Items]
Total	$ 46,528	$ 45,166	$ 39,884
Residential mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	413	995	2,561
2021	1,251	2,935	943
2020	2,923	849	389
2019	848	322	156
2018	323	119	159
Prior	869	636	464
Total	6,627	5,856	4,672
780 and greater | Residential mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	70	294	1,398
2021	477	2,141	678
2020	2,326	652	284
2019	646	229	100
2018	233	76	107
Prior	511	437	325
Total	4,263	3,829	2,892
720 - 779 | Residential mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	269	536	1,118
2021	523	711	225
2020	509	167	83
2019	168	75	41
2018	71	32	36
Prior	194	134	94
Total	1,734	1,655	1,597
660 - 719 | Residential mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	72	163	44
2021	230	79	39
2020	81	28	20
2019	34	16	11
2018	16	9	13
Prior	94	47	33
Total	527	342	160
600 - 659 | Residential mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	2	2	1
2021	21	4	1
2020	6	2	2
2019	0	1	3
2018	2	2	2
Prior	47	13	6
Total	78	24	15
Less than 600 | Residential mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
2022	0	0	0
2021	0	0	0
2020	1	0	0
2019	0	1	1
2018	1	0	1
Prior	23	5	6
Total	$ 25	$ 6	$ 8